Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

 8. Intangible Assets

The gross carrying amount and accumulated amortization of the Company’s acquired identifiable intangible assets related to Plug Power Canada Inc. as of September 30, 2012 are as follows:

				Effect of
	Weighted Average	Gross Carrying	Accumulated	Foreign Currency
	Amortization Period	Amount	Amortization	Translation	Total

Acquired Technology	8 years	$15,900,000	$(11,607,664)	$1,281,656	$5,573,992
Customer Relationships	8 years	1,000,000	(677,083)	-	322,917
		$16,900,000	$(12,284,747)	$1,281,656	$5,896,909

The gross carrying amount and accumulated amortization of the Company’s acquired identifiable intangible assets related to Plug Power Canada Inc. as of December 31, 2011 are as follows:

				Effect of
	Weighted Average	Gross Carrying	Accumulated	Foreign Currency
	Amortization Period	Amount	Amortization	Translation	Total
Acquired Technology	8 years	$15,900,000	$(9,974,597)	$1,132,529	$7,057,932
Customer Relationships	8 years	1,000,000	(583,296)	-	416,704
		$16,900,000	$(10,557,893)	$1,132,529	$7,474,636

6. Intangible Assets

Intangible assets, consisting of acquired technology and customer relationships related to the Cellex and General Hydrogen acquisitions during the year ended December 31, 2007 are amortized using a straight-line method over their useful lives of eight years. On January 1, 2008, General Hydrogen (Canada) Corporation, Plug Power Canada Inc. and Cellex Power Products, Inc. amalgamated as Plug Power Canada Inc.

The gross carrying amount and accumulated amortization of the Company’s acquired identifiable intangible assets as of December 31, 2011 are as follows:

				Effect of
	Weighted Average	Gross Carrying	Accumulated	Foreign Currency
	Amortization Period	Amount	Amortization	Translation	Total

Acquired Technology	8 years	$15,900,000	$(9,974,597)	$1,132,529	$7,057,932
Customer Relationships	8 years	1,000,000	(583,296)	-	416,704
		$16,900,000	$(10,557,893)	$1,132,529	$7,474,636

The gross carrying amount and accumulated amortization of the Company’s acquired identifiable intangible assets as of December 31, 2010 are as follows:

				Effect of
	Weighted Average	Gross Carrying	Accumulated	Foreign Currency
	Amortization Period	Amount	Amortization	Translation	Total

Acquired Technology	8 years	$15,900,000	$(7,776,713)	$1,206,411	$9,329,698
Customer Relationships	8 years	1,000,000	(458,304)	-	541,696
		$16,900,000	$(8,235,017)	$1,206,411	$9,871,394

Amortization expense for acquired identifiable intangible assets for the years ended December 31, 2011, 2010, and 2009 was $2.3 million, $2.3 million, and $2.1 million, respectively. Estimated amortization expense for subsequent years is as follows:

2012	$2,277,773
2013	2,277,773
2014	2,277,773
2015	641,317
Total	$7,474,636